As filed with the Securities and Exchange Commission on June 19, 2008
File Nos. 333-56018 and 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 20	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 21	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
 (Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Number, Including Area Code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b).
[X]	on July 22, 2008 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[ X]           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 19 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on April 15, 2008 and pursuant to Rule 485(a)(1) would have become effective on June 30, 2008.

This Post-Effective Amendment No. 20 being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 22, 2008 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 20 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 19th day of June, 2008.

Buffalo Funds

/s/ Kent W. Gasaway
Kent W. Gasaway
President, Treasurer and Trustee

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ Kent W. Gasaway Kent W. Gasaway	President, Treasurer and Trustee	June 19, 2008.
Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee	June 19, 2008.
Gene M. Betts* Gene M. Betts	Trustee	June 19, 2008.
Thomas S. Case* Thomas S. Case	Trustee	June 19, 2008.
J. Gary Gradinger* J. Gary Gradinger	Trustee	June 19, 2008.
Philip J. Kennedy* Philip J. Kennedy	Trustee	June 19, 2008.

* By: /s/ Kent W. Gasaway Kent W. Gasaway
(Pursuant to Power of Attorney previously filed)